Consolidated Statement Of Equity (Parenthetical) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Consolidated Statement Of Equity (Parenthetical) [Abstract]
Other comprehensive income (loss) tax	$ 238	$ 125	$ 76
Sale of stock, shares		449,129	726,093
Repurchase of stock, shares	659,666	415,233	77,355
Equity compensation plan, shares	212,920	43,500	19,015
Exercise of stock options, shares	449,412	1,566,089	1,041,796